Cash generated from operations - Summary of Cash Generated From Operations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement of cash flows [abstract]
Loss before income tax	€ (304,656)	€ (319,320)	[1]	€ (43,945)	[1]
Adjustments to reconcile loss before income tax to net cash flows:
Loss on modification of old facility	1,730	0		0
Loss on the old facility extinguishment	2,832	0		0
Fair value (gains)/losses on derivatives	(3,787)	(2,900)		0
Fair value (gains)/losses on Public and Private Placement warrant liabilities	(27,103)	0		0
Other finance (income)/costs	12,221	15,340		11,271
Share-based payment expenses	258,089	291,837		7,100
Depreciation, impairments and reversal of impairments of property, plant and equipment	16,749	5,596		4,775
Depreciation and impairments of right-of-use of assets	6,710	3,408		1,805
Amortization and impairments of intangible assets	3,691	2,720		3,737
Net (gain)/loss on disposal of property, plant and equipment	10,473	210		(7)
Movements in working capital:
Decrease/(increase) in inventories	(16,788)	(4,306)		2,362
Decrease/(increase) in other financial assets	(1,106)	(2,563)		1,343
Decrease/(increase) in trade and other receivables, contract assets and prepayments and other assets	(23,870)	(21,315)		(14,243)
Increase/(decrease) in trade and other payables and contract liabilities	(31,031)	28,562		(4,266)
Increase/(decrease) in provisions and other liabilities	142	(190)		142
Cash generated from/(used in) operations	€ (95,704)	€ (2,921)		€ (29,926)

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies